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                                AIM SECTOR FUNDS

                     INVESCO ENERGY FUND - INVESTOR CLASS,
                 CLASS A, B, C AND K INVESCO FINANCIAL SERVICES
                   FUND - INVESTOR CLASS, CLASS A, B, C AND K
                 INVESCO GOLD & PRECIOUS METALS FUND - INVESTOR
                            CLASS, CLASS A, B AND C
                 INVESCO HEALTH SCIENCES FUND - INVESTOR CLASS,
                   CLASS A, B, C AND K INVESCO LEISURE FUND -
                      INVESTOR CLASS, CLASS A, B, C AND K
                    INVESCO TECHNOLOGY FUND- INVESTOR CLASS,
                   CLASS A, B, C AND K INVESCO UTILITIES FUND
                       - INVESTOR CLASS, CLASS A, B AND C

                         Supplement dated July 28, 2004
                   to the Prospectus dated November 20, 2003,
              as supplemented November 20, 2003, December 4, 2003,
             December 16, 2003, January 16, 2004, January 30, 2004,
           February 5, 2004, March 12, 2004, March 31, 2004, May 17,
                              2004, May 18, 2004,
                 July 1, 2004, July 14, 2004 and July 16, 2004


This supplement supersedes and replaces in its entirety the supplement dated February 5, 2004.

Effective July 28, 2004, the following replaces in its entirety the section of the Prospectus entitled "PORTFOLIO MANAGERS" appearing on page 16 of the
Prospectus:

         "The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

         FUND                                        PORTFOLIO MANAGER

         Energy                                      John S. Segner
         Financial Services                          Joseph W. Skornicka
         Gold & Precious Metals                      John S. Segner
         Health Sciences                             Thomas R. Wald
         Leisure                                     Mark D. Greenberg
         Technology                                  William R. Keithler
                                                     Michelle Fenton
         Utilities                                   John S. Segner


         o MICHELLE FENTON, Vice President and Portfolio Manager of INVESCO Institutional, is a Portfolio Manager of INVESCO Technology Fund. She is a CFA charterholder. Michelle has been affiliated with INVESCO Institutional and/or its affiliates since 1998. Michelle received her bachelor's degree in finance from Montana State University.

         o MARK D. GREENBERG, Senior Vice President and Portfolio Manager of INVESCO Institutional, is portfolio manager of INVESCO Leisure Fund. He is a CFA charterholder. Mark has been affiliated with INVESCO Institutional and/or its affiliates since 1996. Mark holds a B.S.B.A. from Marquette University.

         o WILLIAM R. KEITHLER, Director of Sector Management, Senior Vice President and Portfolio Manager of INVESCO Institutional, is the lead Portfolio Manager of INVESCO Technology Fund and heads the Technology Team at INVESCO Institutional. He is a CFA charterholder. Bill has been affiliated with INVESCO Institutional and/or its affiliates since 1998. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College.

         o JOHN S. SEGNER, Senior Vice President and Portfolio Manager of INVESCO Institutional, is Portfolio Manager of INVESCO Energy Fund, INVESCO Gold & Precious Metals Fund and INVESCO Utilities Fund. John has been affiliated with INVESCO Institutional and/or its affiliates since 1997. He holds an M.B.A. in Finance from the University of Texas-Austin and a B.S. in Civil Engineering from the University of Alabama.


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         o    JOSEPH W. SKORNICKA, Vice President and Portfolio Manager of
              INVESCO Institutional, is Portfolio Manager of INVESCO Financial Services Fund. Joseph has been affiliated with INVESCO Institutional and/or its affiliates since 2001. Prior to 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a CFA charterholder. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.

         o THOMAS R. WALD, Vice President and Portfolio Manager of INVESCO Institutional, is Portfolio Manager of INVESCO Health Sciences Fund. Thomas has been affiliated with INVESCO Institutional and/or its affiliates since 1997. He is a CFA charterholder. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University."


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